Interim Statements of Changes in Shareholders' Deficit - USD ($) $ in Thousands		Common Stock [Member]		Common Stock [Member] Forward Stock Split [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022		$ 19	[1],[2]			$ 7,277	$ (10,081)	$ (2,785)
Balance, shares at Dec. 31, 2022	[1],[2]			6,889,709
Share-based compensation			[1],[2]			39		39
Net loss			[1],[2]				(1,051)	(1,051)
Balance at Dec. 31, 2023		$ 19	[1],[2],[3],[4]			7,316	(11,132)	(3,797)
Balance, shares at Dec. 31, 2023		6,889,708	[3],[4]	6,889,709	[1],[2]
Share-based compensation			[3],[4]			5		5
Net loss			[3],[4]				(871)	(871)
Balance at Jun. 30, 2024		$ 19	[3],[4]			7,321	(12,003)	(4,663)
Balance, shares at Jun. 30, 2024	[3],[4]	6,889,708
Balance at Dec. 31, 2023		$ 19	[1],[2],[3],[4]			7,316	(11,132)	(3,797)
Balance, shares at Dec. 31, 2023		6,889,708	[3],[4]	6,889,709	[1],[2]
Share-based compensation			[1],[2]			10		10
Net loss			[1],[2]				(1,532)	(1,532)
Conversion of SAFE		$ 1	[1],[2]			2,106		2,107
Conversion of SAFE, shares	[1],[2]	473,197
Balance at Dec. 31, 2024		$ 20	[1],[2],[3],[4]			9,432	(12,664)	(3,212)
Balance, shares at Dec. 31, 2024	[1],[2],[3],[4]	7,362,906
Share-based compensation			[3],[4]			150		150
Net loss			[3],[4]				(1,252)	(1,252)
Balance at Jun. 30, 2025		$ 20	[3],[4]			$ 9,582	$ (13,916)	$ (4,314)
Balance, shares at Jun. 30, 2025	[3],[4]	7,362,906

[1]	After giving effect to the forward share split, see also Note 7(d).
[2]	Unless otherwise stated, the term Ordinary Shares in these consolidated financial statements refers to all classes of shares, including Class Ordinary Shares, Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares and Class A-3 Ordinary Shares.
[3]	After giving effect to the forward share split, see also Note 2(c).
[4]	Unless otherwise stated, the term Ordinary Shares in these financial statements refers to all classes of shares, including Ordinary Shares, Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares and Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares.